Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	Containership leasing	Mobile power generation
Balance, December 31, 2019	$75.3	$—
Goodwill arising from acquisition of APR Energy (note 3)	—	117.9
Impairment loss recognized during the period	—	(117.9)
Balance, December 31, 2020	$75.3	$—